Provisions for liabilities and charges - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£) EUR (€)	Dec. 31, 2019 GBP (£)
Disclosure of other provisions [line items]
Additional provisions	£ 564
Other provisions	2,461	£ 3,323
Total cash payments	£ 1,435
HBOS [Member]
Disclosure of other provisions [line items]
Impacted customers | €	71
Value of accepted offers after compensation assessment	£ 109
Ex-gratia Payments	14
Reimbursement of legal fees	6
Payment protection insurance provision
Disclosure of other provisions [line items]
Other provisions	881	1,880
Total cash payments	999
Payment Protection Insurance Provision Excluding MBNA
Disclosure of other provisions [line items]
PPI costs provided for	21,875
Additional provisions	£ 0
PPI conversion rate	10.00%
Other provisions	£ 745
Total cash payments	£ 833
Increase in PIR conversion rate	1.00%
Amount of additional charge on increase in PIR conversion rate	£ 100
Payment Protection Insurance Provision, MBNA
Disclosure of other provisions [line items]
Additional provisions	0
Group's exposure cap	240
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Additional provisions	177
Other provisions	395	528
Total cash payments	319
Customer claims in relation to insurance branch business in Germany
Disclosure of other provisions [line items]
Additional provisions	0
Other provisions	91	£ 656
Arreas Handling
Disclosure of other provisions [line items]
Additional provisions	28
Other provisions	78
Total Arrears Handling To Date	£ 1,009